Liquidity, Financial Condition and Management's Plans - Additional Information (Detail)											3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 29, 2016 USD ($)	Jul. 05, 2016 USD ($)	Jun. 29, 2016 USD ($) $ / shares shares	Jan. 08, 2016 USD ($)	Oct. 15, 2015 USD ($)	Oct. 12, 2015 USD ($) Closings	Jul. 24, 2015 USD ($)	Mar. 06, 2015 USD ($)	Mar. 05, 2015 USD ($)	Nov. 18, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) shares	Sep. 30, 2016 USD ($) Closings	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Liquidity And Managements Plans [Line Items]
Net loss											$ (2,750,000)	$ (3,293,000)	$ (9,452,000)	$ (13,064,000)		$ (15,908,546)	$ (13,237,616)
Accumulated deficit											(95,698,000)		(95,698,000)			(86,246,673)	(70,338,127)
Positive (deficit) in working capital											$ 4,700,000		4,700,000			3,200,000
Net cash used in operating activities													(10,810,000)	(6,921,000)		(10,299,330)	(4,484,362)
Proceeds from issuance of common stock														1,434,000		1,434,194	0
Expenses related stock issuance													0	530,000		575,181	2,117,217
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses																0	10,727,475
Proceeds from exercise of stock options													70,000	294,000		293,573	0
Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from sale of Series A preferred convertible stock													5,071,000	0		4,230,150	0
Expenses related stock issuance													71,000	0
Series B Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from sale of Series A preferred convertible stock													$ 13,479,000	0
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Shares repurchased (in shares) | shares			7,780
Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement						$ 10,000,000
Number of closings | Closings						2
Proceeds from sale of Series A preferred convertible stock				$ 5,000,000	$ 4,100,000
Expenses related stock issuance				$ 500,000	$ 400,000
Sabby Management, LLC [Member] | Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Ownership percentage (percent)			4.99%
Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member]
Liquidity And Managements Plans [Line Items]
Payments for repurchase of private placement			$ 7,780,000
Shares converted on as-converted basis (in shares) | shares			4,205,405
Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from sale of Series A preferred convertible stock			$ 5,600,000
Shares repurchased (in shares) | shares			7,780
Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Number of closings | Closings													2
Proceeds from sale of Series A preferred convertible stock	$ 1,300,000	$ 4,400,000
Expenses related stock issuance	$ 100,000	$ 300,000
Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Ownership percentage (percent)			4.99%
Private Placement [Member] | Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member]
Liquidity And Managements Plans [Line Items]
Fixed conversion price per share (in dollars per share) | $ / shares			$ 1.00
Private Placement [Member] | Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement			$ 13,780,000
Number of shares issued in transaction (in shares) | shares			13,780
Private Placement [Member] | Sabby Management, LLC [Member] | 2016 Sabby Purchase Agreement [Member] | Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Shares issuable upon conversion (in shares) | shares			13,780,000
IPO [Member] | Common Stock [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares										1
Series B Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Positive (deficit) in working capital																4,100,000
Proceeds from exercise of warrants to purchase of common stock									$ 3,800,000				$ 0	189,000		3,720,713	0
Series B Warrant Liability [Member] | IPO [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares										1
Series A Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of warrants to purchase of common stock								$ 200,000					0	156,000		$ 156,000	$ 0
Series A Warrant Liability [Member] | IPO [Member]
Liquidity And Managements Plans [Line Items]
Capital Stock, Number of Shares Per Unit | shares										1
Private Placement Series B Warrants [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from exercise of warrants to purchase of common stock									$ 3,800,000				$ 0	$ 3,832,000
Units [Member] | IPO [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued | shares										1,650,000
Offering price per unit | $ / shares										$ 6.50
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses										$ 8,000,000
Aspire Capital Fund, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement							$ 10,000,000
Agreement term							24 months
Number of shares issued in transaction (in shares) | shares												506,585			506,585
Proceeds from issuance of common stock												$ 1,400,000			$ 1,400,000